UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2014

*This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund. The remaining series of the Registrant each has a fiscal year end of May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2014

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 90.8%
Angola - 0.3%
Republic of Angola, 7%, 8/16/19		$18,015,000	$19,546,275

Argentina - 1.5%
Republic of Argentina, 7%, 10/03/15		$74,332,000	$71,936,859
Republic of Argentina, 7%, 4/17/17		21,215,000	19,295,043

			$91,231,902
Armenia - 0.2%
Republic of Armenia, 6%, 9/30/20		$8,255,000	$8,451,056

Azerbaijan - 0.5%
Republic of Azerbaijan, 4.75%, 3/18/24 (n)		$5,026,000	$5,064,700
State Oil Company of Azerbaijan Republic, 4.75%, 3/13/23		27,468,000	26,486,019

			$31,550,719
Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$17,549,000	$18,338,705

Bolivia - 0.2%
Government of Bolivia, 5.95%, 8/22/23 (n)		$13,128,000	$13,817,220

Brazil - 5.3%
Banco do Brasil S.A., 6.25% to 1/31/13, FRN to 10/29/49 (n)		$14,485,000	$12,312,250
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		21,646,000	22,398,199
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)		12,355,000	12,123,344
BRF S.A., 5.875%, 6/06/22		5,472,000	5,827,680
BRF S.A., 3.95%, 5/22/23		3,887,000	3,566,323
BRF S.A., 3.95%, 5/22/23 (n)		9,817,000	9,007,098
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		12,302,000	11,686,900
Federative Republic of Brazil, 10%, 1/01/21	BRL	32,415,000	13,034,316
Federative Republic of Brazil, 6%, 8/15/22	BRL	21,348,101	9,433,239
Federative Republic of Brazil, 8.25%, 1/20/34		$10,621,000	14,338,350
Fibria Overseas Finance Ltd., 6.75%, 3/03/21		16,270,000	17,856,325
Globo Comunicacoes e Participacoes S.A., 4.875%, 4/11/22 (n)		2,827,000	2,851,736
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)		4,547,000	4,757,299
Globo Comunicacoes e Participacoes S.A., 6.25%, 7/29/49		18,356,000	19,204,965
JBS Investments GmbH, 7.75%, 10/28/20 (n)		5,469,000	5,817,649
Minerva Luxembourg S.A., 7.75%, 1/31/23		14,106,000	14,511,548
Minerva Luxembourg S.A., 8.75% to 4/03/14, FRN to 12/29/49 (n)		11,876,000	11,789,899
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	46,632,000	18,316,142
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)		$21,615,000	21,993,263
Odebrecht Finance Ltd., 7.125%, 6/26/42		700,000	712,250
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/22 (n)		10,811,000	11,297,495
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		11,294,396	11,816,762
Petrobras Global Finance B.V., 6.25%, 3/17/24		11,543,000	12,124,813
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		18,852,000	18,993,390
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20		13,548,000	14,089,920
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		10,789,000	11,760,010

			$311,621,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	$12,176,000	$12,510,840
First Quantum Minerals Ltd., 7.25%, 10/15/19	2,162,000	2,221,455

		$14,732,295
Chile - 2.3%
AES Gener S.A., 8.375% to 2019, FRN to 12/18/73 (n)	$9,944,000	$10,714,660
Cencosud S.A., 4.875%, 1/20/23 (n)	3,930,000	3,839,083
E.CL S.A., 5.625%, 1/15/21	17,106,000	18,496,170
Embotelladora Andina S.A., 5%, 10/01/23 (n)	11,029,000	11,710,339
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)	6,313,000	6,589,175
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	10,847,000	10,866,221
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	13,934,000	14,618,550
Empresa Nacional del Petroleo, 6.25%, 7/08/19	5,892,000	6,613,811
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	6,597,000	7,142,321
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20	12,297,000	13,313,495
Transelec S.A., 4.625%, 7/26/23	400,000	407,416
Transelec S.A., 4.625%, 7/26/23 (n)	14,401,000	14,668,009
VTR Finance B.V., 6.875%, 1/15/24	2,561,000	2,668,795
VTR Finance B.V., 6.875%, 1/15/24 (n)	14,523,000	15,134,288

		$136,782,333
China - 2.3%
Baidu, Inc., 3.5%, 11/28/22	$2,511,000	$2,394,716
CNPC General Capital Ltd., 3.95%, 4/19/22 (n)	15,047,000	14,977,964
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	15,648,000	14,780,584
Hyva Global B.V., 8.625%, 3/24/16 (n)	5,535,000	5,569,594
Hyva Global B.V., 8.625%, 3/24/16	10,196,000	10,259,725
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23	918,000	850,222
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	3,799,000	3,518,512
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	9,203,000	9,129,128
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (z)	10,322,000	10,418,924
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	5,555,000	5,222,189
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (z)	20,564,000	20,538,089
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/44 (z)	14,532,000	14,367,934
Tencent Holdings Ltd., 3.375%, 5/02/19 (z)	23,651,000	23,774,506

		$135,802,087
Colombia - 2.9%
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	$13,635,000	$13,396,388
Ecopetrol S.A., 7.375%, 9/18/43	36,818,000	43,859,443
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)	5,396,000	5,766,975
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/21	8,604,000	9,195,525
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	8,508,000	8,210,220
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	17,680,000	18,431,400
Oleoducto Central S.A., 4%, 5/07/21 (z)	13,358,000	13,295,928
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	17,619,000	19,248,758
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	21,435,000	20,711,569
Republic of Colombia, 6.125%, 1/18/41	5,676,000	6,470,640
Republic of Colombia, 5.625%, 2/26/44	10,185,000	10,847,025

		$169,433,871
Costa Rica - 0.1%
Instituto Costarricense, 6.375%, 5/15/43 (n)	$4,001,000	$3,325,831

Cote d’Ivoire - 0.5%
Ivory Coast, 7.774%, 12/31/32	$32,316,000	$30,383,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Croatia - 2.2%
Republic of Croatia, 6.625%, 7/14/20	$15,096,000	$16,454,640
Republic of Croatia, 6.375%, 3/24/21	24,795,000	26,654,625
Republic of Croatia, 5.5%, 4/04/23 (n)	33,368,000	33,701,680
Republic of Croatia, 6%, 1/26/24 (n)	51,738,000	53,872,193

		$130,683,138
Dominican Republic - 2.3%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$17,335,000	$16,663,269
Dominican Republic, 7.5%, 5/06/21 (n)	3,930,000	4,362,300
Dominican Republic, 7.5%, 5/06/21	20,758,000	23,041,380
Dominican Republic, 6.6%, 1/28/24 (n)	12,206,000	12,602,695
Dominican Republic, 5.875%, 4/18/24 (n)	24,193,000	24,072,035
Dominican Republic, 5.875%, 4/18/24	14,506,000	14,433,470
Dominican Republic, 8.625%, 4/20/27	18,628,000	21,291,804
Dominican Republic, 7.45%, 4/30/44 (z)	19,481,000	20,036,209

		$136,503,162
El Salvador - 0.2%
Republic of El Salvador, 7.375%, 12/01/19 (n)	$2,416,000	$2,687,800
Republic of El Salvador, 7.375%, 12/01/19	500,000	556,250
Republic of El Salvador, 7.75%, 1/24/23	3,035,000	3,384,025
Republic of El Salvador, 5.875%, 1/30/25 (n)	3,686,000	3,575,420
Republic of El Salvador, 5.875%, 1/30/25	800,000	776,000

		$10,979,495
Gabon - 0.3%
Gabonese Republic, 6.375%, 12/12/24 (n)	$17,897,000	$19,078,202

Georgia - 0.1%
JSC Georgian Railway, 7.75%, 7/11/22 (n)	$1,703,000	$1,847,755
Republic of Georgia, 6.875%, 4/12/21 (n)	4,095,000	4,404,173

		$6,251,928
Guatemala - 1.3%
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)	$13,535,000	$14,380,938
Central American Bottling Corp., 6.75%, 2/09/22 (n)	16,336,000	17,254,900
Comcel Trust, 6.875%, 2/06/24 (n)	15,101,000	15,799,421
Industrial Senior Trust, 5.5%, 11/01/22 (n)	14,473,000	13,948,354
Republic of Guatemala, 5.75%, 6/06/22 (n)	6,405,000	6,909,394
Republic of Guatemala, 4.875%, 2/13/28	500,000	485,000
Republic of Guatemala, 4.875%, 2/13/28 (n)	9,494,000	9,209,180

		$77,987,187
Honduras - 0.3%
Republic of Honduras , 8.75%, 12/16/20	$2,969,000	$3,251,055
Republic of Honduras, 8.75%, 12/16/20 (n)	8,577,000	9,391,815
Republic of Honduras, 7.5%, 3/15/24	6,702,000	6,651,735

		$19,294,605
Hungary - 3.4%
Hungarian Development Bank, 6.25%, 10/21/20 (n)	$18,385,000	$19,763,875
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)	13,119,000	13,929,492
Magyar Export-Import Bank, 5.5%, 2/12/18	12,191,000	12,944,160
Republic of Hungary, 6.375%, 3/29/21	29,112,000	32,387,100
Republic of Hungary, 5.375%, 2/21/23	48,688,000	50,818,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Hungary - continued
Republic of Hungary, 5.75%, 11/22/23	$33,780,000	$35,975,700
Republic of Hungary, 5.375%, 3/25/24	15,282,000	15,835,973
Republic of Hungary, 7.625%, 3/29/41	17,636,000	21,119,110

		$202,773,510
Iceland - 0.9%
Republic of Iceland, 5.875%, 5/11/22 (n)	$16,584,000	$18,055,830
Republic of Iceland, 5.875%, 5/11/22	29,473,000	32,088,729

		$50,144,559
India - 0.2%
Rolta LLC, 10.75%, 5/16/18	$300,000	$303,750
Rolta LLC, 10.75%, 5/16/18 (n)	13,367,000	13,534,088

		$13,837,838
Indonesia - 7.3%
Listrindo Capital B.V., 6.95%, 2/21/19 (n)	$5,886,000	$6,239,160
Majapahit Holding B.V., 7.75%, 1/20/20	13,495,000	15,485,513
Pertamina PT, 5.25%, 5/23/21	15,551,000	15,609,316
Pertamina PT, 4.875%, 5/03/22	10,887,000	10,465,129
Pertamina PT, 4.3%, 5/20/23	10,141,000	9,215,634
Pertamina PT, 6.5%, 5/27/41	6,533,000	6,206,350
Pertamina PT, 6%, 5/03/42 (n)	4,062,000	3,625,335
Pertamina PT, 6%, 5/03/42	30,420,000	27,149,850
Pertamina PT, 5.625%, 5/20/43	11,629,000	9,870,114
Pertamina PT, 5.625%, 5/20/43 (n)	15,571,000	13,215,886
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	4,375,000	4,446,094
PT Perusahaan Listrik Negara, 5.25%, 10/24/42	23,744,000	19,381,040
Republic of Indonesia, 6.875%, 1/17/18	17,322,000	19,703,775
Republic of Indonesia, 11.625%, 3/04/19 (n)	1,399,000	1,885,153
Republic of Indonesia, 11.625%, 3/04/19	8,716,000	11,744,810
Republic of Indonesia, 5.875%, 3/13/20 (n)	5,981,000	6,549,195
Republic of Indonesia, 5.875%, 3/13/20	35,130,000	38,467,350
Republic of Indonesia, 4.875%, 5/05/21 (n)	36,349,000	37,484,906
Republic of Indonesia, 4.875%, 5/05/21	45,129,000	46,539,281
Republic of Indonesia, 3.75%, 4/25/22 (n)	13,797,000	13,038,165
Republic of Indonesia, 3.375%, 4/15/23	10,543,000	9,554,594
Republic of Indonesia, 3.375%, 4/15/23 (n)	3,162,000	2,865,563
Republic of Indonesia, 5.375%, 10/17/23 (n)	38,622,000	40,311,713
Republic of Indonesia, 5.875%, 1/15/24 (n)	14,081,000	15,242,683
Republic of Indonesia, 5.875%, 1/15/24	5,649,000	6,115,043
Republic of Indonesia, 8.5%, 10/12/35	12,067,000	15,581,514
Republic of Indonesia, 6.75%, 1/15/44 (n)	24,358,000	27,037,380

		$433,030,546
Israel - 1.0%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$7,819,000	$8,190,403
Altice Finco S.A., 8.125%, 1/15/24 (n)	4,959,000	5,355,720
B Communications Ltd., 7.375%, 2/15/21 (n)	9,607,000	10,159,403
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)	16,733,000	17,695,148
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	16,207,000	17,908,735

		$59,309,409
Jamaica - 0.6%
Digicel Group Ltd., 8.25%, 9/01/17 (n)	$4,779,000	$4,958,451
Digicel Group Ltd., 8.25%, 9/01/17	3,763,000	3,904,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Jamaica - continued
Digicel Group Ltd., 8.25%, 9/30/20 (n)		$10,505,000	$11,187,825
Digicel Group Ltd., 6%, 4/15/21 (n)		7,311,000	7,402,388
Digicel Group Ltd., 7.125%, 4/01/22 (n)		8,174,000	8,214,870

			$35,667,835
Kazakhstan - 4.3%
Development Bank of Kazakhstan, 4.125%, 12/10/22 (n)		$34,804,000	$31,584,630
Development Bank of Kazakhstan, 4.125%, 12/10/22		65,981,000	59,877,758
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		8,539,000	9,006,510
KazAgro National Management Holding, 4.625%, 5/24/23		13,565,000	12,615,450
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		73,762,000	68,598,660
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		11,346,000	11,585,514
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42		19,680,000	20,095,445
KazMunayGas National Co., 4.4%, 4/30/23 (n)		6,860,000	6,474,125
KazMunayGas National Co., 5.75%, 4/30/43		14,818,000	13,411,327
KazMunayGas National Co., 5.75%, 4/30/43 (n)		11,425,000	10,340,425
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		13,143,000	13,143,000

			$256,732,844
Latvia - 0.2%
Republic of Latvia, 5.25%, 6/16/21		$12,542,000	$13,814,386

Lithuania - 0.6%
Republic of Lithuania, 6.125%, 3/09/21 (n)		$15,874,000	$18,247,163
Republic of Lithuania, 6.625%, 2/01/22 (n)		14,182,000	16,876,580
Republic of Lithuania, 6.625%, 2/01/22		2,000,000	2,380,000

			$37,503,743
Macau - 0.1%
Wynn Macau Ltd., 5.25%, 10/15/21 (n)		$7,820,000	$7,937,300

Malaysia - 0.3%
Petronas Capital Ltd., 5.25%, 8/12/19 (n)		$3,725,000	$4,172,812
Petronas Capital Ltd., 5.25%, 8/12/19		12,104,000	13,559,119

			$17,731,931
Mexico - 12.1%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)		$5,806,000	$5,900,348
Alfa S.A.B de C.V., 6.875%, 3/25/44 (n)		13,755,000	14,184,844
America Movil S.A.B. de C.V., 6.45%, 12/05/22	MXN	126,330,000	9,050,781
Banco Santander S.A., 4.125%, 11/09/22 (n)		$10,805,000	10,750,975
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		6,832,000	7,515,200
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		10,651,000	11,875,865
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22		18,665,000	20,811,475
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		8,199,000	8,608,950
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		6,066,000	6,596,775
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		12,935,000	13,905,125
Comision Federal de Electricidad, 4.875%, 5/26/21 (n)		8,446,000	8,857,743
Comision Federal de Electricidad, 4.875%, 5/26/21		4,600,000	4,824,250
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)		20,839,000	21,386,024
Comision Federal de Electricidad, 5.75%, 2/14/42		400,000	397,500
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		12,636,000	12,557,025
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)		6,864,000	7,052,760
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		7,180,000	7,377,450
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		13,093,000	13,354,860

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - continued
Fibra Uno, REIT, 6.95%, 1/30/44 (n)		$19,348,000	$19,904,255
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		2,784,000	3,017,160
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		15,937,000	17,271,724
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22 (n)		10,232,000	10,385,480
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22		6,449,000	6,545,735
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17 (n)		15,881,000	16,079,513
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		2,200,000	2,227,500
Mexichem S.A.B. de C.V., 6.75%, 9/19/42		19,877,000	20,150,309
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		16,374,000	17,131,298
Offshore Drilling Holding S.A., 8.375%, 9/20/20		13,454,000	14,648,043
Pemex Project Funding Master Trust, 6.625%, 6/15/35		10,373,000	11,617,760
Pemex Project Funding Master Trust, 6.625%, 6/15/38		7,601,000	8,437,110
Petroleos Mexicanos, 6%, 3/05/20		10,964,000	12,348,205
Petroleos Mexicanos, 5.5%, 1/21/21		5,333,000	5,839,635
Petroleos Mexicanos, 4.875%, 1/18/24		12,234,000	12,659,132
Petroleos Mexicanos, 6.375%, 1/23/45 (n)		13,207,000	14,461,665
Petroleos Mexicanos, FRN, 2.247%, 7/18/18		11,581,000	12,044,240
Playa Resorts Holdings B.V., 8%, 8/15/20 (n)		7,055,000	7,619,400
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28	MXN	3,000,000	211,645
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	333,510,000	23,528,620
United Mexican States, 3.625%, 3/15/22		$142,524,000	144,448,074
United Mexican States, 4%, 10/02/23		97,182,000	99,611,550
United Mexican States, 6.05%, 1/11/40		8,920,000	10,293,680
United Mexican States, 5.55%, 1/21/45		2,150,000	2,327,375
United Mexican States, 5.75%, 10/12/10		37,139,000	37,231,848

			$715,048,906
Morocco - 0.3%
Office Cherifien des Phosphates, 6.875%, 4/25/44 (z)		$16,820,000	$16,821,682

Nigeria - 0.4%
Afren PLC, 11.5%, 2/01/16 (n)		$4,323,000	$4,884,990
Afren PLC, 10.25%, 4/08/19		400,000	453,000
Afren PLC, 10.25%, 4/08/19 (n)		9,267,000	10,494,878
Afren PLC, 6.625%, 12/09/20 (n)		10,117,000	10,167,585

			$26,000,453
Pakistan - 0.4%
Islamic Republic of Pakistan, 7.25%, 4/15/19 (z)		$5,189,000	$5,195,486
Islamic Republic of Pakistan, 8.25%, 4/15/24 (z)		12,354,000	12,276,788
Islamic Republic of Pakistan, 7.875%, 3/31/36		10,117,000	8,700,620

			$26,172,894
Panama - 1.0%
MMG S.A., 6.75%, 3/28/23 (n)		$7,600,000	$7,258,000
Panama Canal Railway Co., 7%, 11/01/26 (n)		1,073,190	1,062,458
Panama Canal Railway Co., 7%, 11/01/26		5,493,526	5,438,591
Republic of Panama, 5.2%, 1/30/20		10,828,000	12,005,545
Republic of Panama, 7.125%, 1/29/26		4,773,000	5,978,183
Republic of Panama, 8.875%, 9/30/27		6,132,000	8,615,460
Republic of Panama, 9.375%, 4/01/29		6,204,000	8,949,270
Republic of Panama, 6.7%, 1/26/36		8,233,000	9,889,891

			$59,197,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Paraguay - 0.6%
Republic of Paraguay, 4.625%, 1/25/23 (n)	$10,964,000	$10,840,655
Republic of Paraguay, 4.625%, 1/25/23	6,553,000	6,479,279
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	16,819,000	17,659,950
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22	1,577,000	1,655,850

		$36,635,734
Peru - 4.4%
Abengoa Transmision Sur, 6.875%, 4/30/43 (z)	$14,846,000	$15,458,398
Ajecorp B.V., 6.5%, 5/14/22 (n)	15,570,000	14,635,800
Ajecorp B.V., 6.5%, 5/14/22	1,800,000	1,692,000
Alicorp S.A.A., 3.875%, 3/20/23	3,866,000	3,624,375
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	21,650,000	22,667,550
Banco de Credito del Peru, FRN, 6.125%, 4/24/27	2,359,000	2,469,873
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	14,598,000	15,035,940
BBVA Banco Continental S.A., 5%, 8/26/22	2,463,000	2,536,890
Cementos Pacasmayo S.A.A., 4.5%, 2/08/23	13,348,000	12,530,435
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	17,572,000	17,879,510
Corporacion Lindley S.A., 6.75%, 11/23/21	4,302,000	4,646,160
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)	6,898,000	7,449,840
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)	7,579,000	7,302,367
El Fondo Mivivienda S.A., 3.5%, 1/31/23 (n)	6,728,000	6,240,220
El Fondo Mivivienda S.A., 3.5%, 1/31/23	9,156,000	8,492,190
Ferreycorp S.A.A., 4.875%, 4/26/20	5,859,000	5,683,230
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)	13,391,000	12,989,270
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/23	10,101,000	9,494,940
IIRSA Norte Finance Ltd., 8.75%, 5/30/24 (n)	160,547	187,839
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	2,637,282	3,085,619
Inkia Energy Ltd., 8.375%, 4/04/21	8,950,000	9,833,813
Minsur S.A., 6.25%, 2/07/24 (n)	5,283,000	5,599,980
Republic of Peru, 7.35%, 7/21/25	8,023,000	10,510,130
Republic of Peru, 5.625%, 11/18/50	7,659,000	8,338,736
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)	11,417,000	11,987,850
Southern Copper Corp., 6.75%, 4/16/40	14,856,000	15,801,703
Southern Copper Corp., 5.25%, 11/08/42	7,911,000	7,084,949
Transport de Gas Peru, 4.25%, 4/30/28 (n)	16,910,000	15,514,925

		$258,774,532
Philippines - 3.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (n)	$2,747,000	$3,478,389
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	14,510,000	18,373,288
Republic of Philippines, 5.5%, 3/30/26	66,587,000	75,576,245
Republic of Philippines, 6.375%, 1/15/32	24,850,000	30,627,625
Republic of Philippines, 6.375%, 10/23/34	48,292,000	60,485,730

		$188,541,277
Poland - 0.7%
Eileme 2 AB, 11.625%, 1/31/20 (n)	$7,078,000	$8,458,210
PKO Finance AB, 4.63%, 9/26/22 (n)	6,975,000	7,149,375
Republic of Poland, 5.125%, 4/21/21	11,618,000	12,881,458
Republic of Poland, 5%, 3/23/22	12,256,000	13,343,720

		$41,832,763
Qatar - 0.4%
Qtel International Finance Ltd., 3.875%, 1/31/28 (n)	$5,116,000	$4,668,350
Qtel International Finance Ltd., 3.875%, 1/31/28	293,000	267,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Qatar - continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 9/30/20	$3,556,824	$3,841,370
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.838%, 9/30/27	5,552,000	6,010,040
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.332%, 9/30/27	5,904,000	6,594,201

		$21,381,324
Romania - 1.2%
Republic of Romania, 6.75%, 2/07/22 (n)	$6,568,000	$7,774,870
Republic of Romania, 6.75%, 2/07/22	9,614,000	11,380,573
Republic of Romania, 4.375%, 8/22/23 (n)	25,278,000	25,593,975
Republic of Romania, 4.375%, 8/22/23	9,218,000	9,333,225
Republic of Romania, 4.875%, 1/22/24 (n)	7,512,000	7,887,600
Republic of Romania, 6.125%, 1/22/44 (n)	9,826,000	10,771,753

		$72,741,996
Russia - 6.3%
Alfa Bank, 7.5%, 9/26/19 (n)	$2,111,000	$2,037,115
Far East Capital Ltd. S.A., 8%, 5/02/18	4,906,000	3,458,730
Far East Capital Ltd. S.A., 8.75%, 5/02/20	1,100,000	781,000
Far Eastern Shipping Co., 8%, 5/02/18 (n)	6,284,000	4,430,220
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)	3,806,000	2,702,260
Gaz Capital S.A., 4.95%, 2/06/28 (n)	28,804,000	23,547,270
Gaz Capital S.A., 7.288%, 8/16/37	24,348,000	23,836,692
Gazprom Neft, 4.375%, 9/19/22 (n)	6,184,000	5,101,800
Gazprom Neft, 4.375%, 9/19/22	574,000	473,550
Gazprom Neft, 6%, 11/27/23 (n)	25,359,000	22,886,498
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	13,892,000	12,155,500
LUKOIL International Finance B.V., 4.563%, 4/24/23	18,327,000	16,036,125
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)	14,197,000	12,670,823
Mobile TeleSystems OJSC, 8.625%, 6/22/20	10,186,000	11,535,645
MTS International Funding Ltd., 5%, 5/30/23 (n)	16,627,000	14,798,030
Russian Federation, 5%, 4/29/20 (n)	23,500,000	23,735,000
Russian Federation, 5%, 4/29/20	23,000,000	23,230,000
Russian Federation, 4.875%, 9/16/23 (n)	19,200,000	18,216,000
Russian Federation, 7.5%, 3/31/30	102,413,516	114,191,071
Russian Federation, 5.875%, 9/16/43 (n)	9,800,000	9,089,500
SIBUR Securities Ltd., 3.914%, 1/31/18 (n)	1,928,000	1,691,820
SIBUR Securities Ltd., 3.914%, 1/31/18	10,228,000	8,975,070
VimpelCom Ltd., 7.504%, 3/01/22	10,421,000	10,212,580
VimpelCom Ltd., 5.95%, 2/13/23	6,723,000	6,017,085

		$371,809,384
Serbia - 0.7%
Republic of Serbia, 5.875%, 12/03/18 (n)	$10,252,000	$10,764,600
Republic of Serbia, 7.25%, 9/28/21	7,935,000	8,817,769
Republic of Serbia, 6.75%, 11/01/24	19,394,334	19,636,763

		$39,219,132
Singapore - 0.3%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	$16,530,000	$16,919,182
DBS Bank Ltd., 3.625% to 2017, FRN to 9/21/22	900,000	921,190

		$17,840,372
South Africa - 0.9%
Eskom Holdings SOC Ltd., 6.75%, 8/06/23 (n)	$11,118,000	$11,882,363
Myriad International Holdings B.V., 6%, 7/18/20 (n)	12,151,000	13,274,968

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
South Africa - continued
Republic of South Africa, 6.875%, 5/27/19	$5,145,000	$5,955,338
Republic of South Africa, 5.875%, 9/16/25	10,947,000	12,014,333
Transnet SOC Ltd., 4%, 7/26/22 (n)	8,248,000	7,650,020

		$50,777,022
Sri Lanka - 0.6%
Bank of Ceylon, 6.875%, 5/03/17 (n)	$1,203,000	$1,257,135
Bank of Ceylon, 6.875%, 5/03/17	6,349,000	6,634,705
National Savings Bank, 8.875%, 9/18/18	8,865,000	9,851,231
National Savings Bank, 8.875%, 9/18/18 (n)	10,572,000	11,748,135
Republic of Sri Lanka, 6.25%, 10/04/20 (n)	2,017,000	2,095,159
Republic of Sri Lanka, 6.25%, 10/04/20	1,755,000	1,823,006

		$33,409,371
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	$9,622,708	$10,368,468
Republic of Trinidad & Tobago, 4.375%, 1/16/24 (n)	4,686,000	4,997,619

		$15,366,087
Turkey - 7.5%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$13,802,000	$11,869,720
Arcelik A.S., 5%, 4/03/23	7,209,000	6,772,856
Arcelik A.S., 5%, 4/03/23 (n)	9,050,000	8,502,475
Finansbank A.S., 6.25%, 4/30/19 (z)	14,879,000	14,971,994
Republic of Turkey, 6.75%, 4/03/18	2,522,000	2,828,423
Republic of Turkey, 7.5%, 11/07/19	28,798,000	33,736,857
Republic of Turkey, 7%, 6/05/20	34,541,000	39,765,326
Republic of Turkey, 5.625%, 3/30/21	39,774,000	42,757,050
Republic of Turkey, 5.125%, 3/25/22	38,680,000	40,188,520
Republic of Turkey, 6.25%, 9/26/22	30,405,000	33,795,158
Republic of Turkey, 5.75%, 3/22/24	55,386,000	59,263,020
Republic of Turkey, 7.375%, 2/05/25	60,382,000	71,643,243
Republic of Turkey, 6%, 1/14/41	37,973,000	39,283,069
Republic of Turkey, 6.625%, 2/17/45	32,086,000	35,775,890
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)	1,808,000	1,893,880

		$443,047,481
Ukraine - 0.6%
Biz Finance PLC, 8.375%, 4/27/15	$16,402,000	$13,449,640
Government of Ukraine, 7.75%, 9/23/20	5,957,000	5,018,773
Government of Ukraine, 7.8%, 11/28/22	5,870,000	4,923,463
Government of Ukraine, 7.5%, 4/17/23	2,631,000	2,200,042
Naftogaz Ukraine, 9.5%, 9/30/14	5,195,000	4,694,981
State Export-Import Bank of Ukraine, 8.75%, 1/22/18	2,610,000	1,996,650

		$32,283,549
United Arab Emirates - 0.3%
Dolphin Energy Ltd., 5.5%, 12/15/21 (n)	$2,168,000	$2,425,450
Dolphin Energy Ltd., 5.5%, 12/15/21	308,000	344,575
Topaz Marine S.A., 8.625%, 11/01/18 (n)	15,958,000	16,755,900

		$19,525,925
United Kingdom - 0.3%
Tullow Oil PLC, 6.25%, 4/15/22 (z)	$16,641,000	$16,807,410

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Uruguay - 1.1%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (z)		$16,462,000	$16,503,155
Oriental Republic of Uruguay, 4.5%, 8/14/24		46,370,233	47,819,303

			$64,322,458
Venezuela - 4.4%
Petroleos de Venezuela S.A., 8.5%, 11/02/17		$3,950,000	$3,555,000
Republic of Venezuela, 7%, 12/01/18		5,361,000	4,406,742
Republic of Venezuela, 7.75%, 10/13/19		70,057,000	57,096,455
Republic of Venezuela, 12.75%, 8/23/22		5,075,000	5,030,594
Republic of Venezuela, 9%, 5/07/23		10,533,000	8,621,261
Republic of Venezuela, 8.25%, 10/13/24		26,002,000	20,021,540
Republic of Venezuela, 7.65%, 4/21/25		29,153,000	21,573,220
Republic of Venezuela, 11.75%, 10/21/26		36,953,000	34,273,908
Republic of Venezuela, 9.25%, 9/15/27		26,701,000	22,095,078
Republic of Venezuela, 11.95%, 8/05/31		42,152,000	38,990,600
Republic of Venezuela, 7%, 3/31/38		64,035,000	43,063,528

			$258,727,926
Vietnam - 0.3%
Republic of Vietnam, 6.875%, 1/15/16		$2,309,000	$2,482,175
Republic of Vietnam, 6.75%, 1/29/20		15,184,000	17,119,950

			$19,602,125
Zambia - 0.2%
Republic of Zambia, 8.5%, 4/14/24 (z)		$10,976,000	$11,442,470
Total Bonds			$5,371,608,251

Loans - 0.2%
Brazil - 0.2%
State of Santa Catarina, 4%, 12/27/22		10,148,000	$9,878,063
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency - July 2014 @ EUR 0.7391		$59,517,117	$193,966
USD Currency - July 2014 @ EUR 0.7435		57,697,810	109,395
Total Call Options Purchased			$303,361
	Par Amount/ Number of Contracts
Put Options Purchased - 0.0%
JPY Currency - July 2014 @ $0.01	JPY	6,261,436,330	$131,490
U.S. Treasury Notes 10 Year Futures - June 2014 @ $123.50		480	405,000
U.S. Treasury Notes 10 Year Futures - May 2014 @ $123.50		477	126,703
Total Put Options Purchased			$663,193
Issuer	Shares/Par
Money Market Funds - 7.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		455,305,274	$455,305,274
Total Investments			$5,837,758,142

Other Assets, Less Liabilities - 1.3%			76,714,162
Net Assets - 100.0%			$5,914,472,304

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,002,149,145 representing 33.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Transmision Sur, 6.875%, 4/30/43	4/08/14-4/09/14	$14,926,869	$15,458,398
Dominican Republic, 7.45%, 4/30/44	4/24/14	19,481,000	20,036,209
Finansbank A.S., 6.25%, 4/30/19	4/25/14	14,800,476	14,971,994
Islamic Republic of Pakistan, 7.25%, 4/15/19	4/08/14	5,189,000	5,195,486
Islamic Republic of Pakistan, 8.25%, 4/15/24	4/08/14	12,354,000	12,276,788
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22	4/08/14	16,462,000	16,503,155
Office Cherifien des Phosphates, 6.875%, 4/25/44	4/16/14	15,809,611	16,821,682
Oleoducto Central S.A., 4%, 5/07/21	4/30/14	13,295,928	13,295,928
Republic of Zambia, 8.5%, 4/14/24	4/07/14	10,885,612	11,442,470
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24	4/02/14	10,298,061	10,418,924
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24	4/28/14	20,339,852	20,538,089
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/44	4/28/14	14,332,912	14,367,934
Tencent Holdings Ltd., 3.375%, 5/02/19	4/22/14	23,626,173	23,774,506
Tullow Oil PLC, 6.25%, 4/15/22	4/03/14	16,641,000	16,807,410
Total Restricted Securities			$211,908,973
% of Net assets			3.6%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	INR	Barclays Bank PLC	2,190,312,000	5/12/14	$36,176,596	$36,259,910	$83,314
BUY	KRW	JPMorgan Chase Bank N.A.	16,299,517,000	5/21/14-5/23/14	15,635,460	15,760,656	125,196
BUY	MXN	Barclays Bank PLC	552,174,035	5/21/14	41,259,362	42,151,556	892,194
SELL	MXN	Deutsche Bank AG	198,032,100	5/21/14	15,140,339	15,117,265	23,074
SELL	MXN	JPMorgan Chase Bank N.A.	59,948,000	5/21/14	4,583,936	4,576,277	7,659
SELL	PLN	JPMorgan Chase Bank N.A.	44,000	5/12/14	14,556	14,526	30
BUY	TRY	Deutsche Bank AG	6,840,000	5/02/14	3,189,805	3,239,327	49,522
BUY	TRY	JPMorgan Chase Bank N.A.	94,532,000	5/02/14-7/11/14	43,748,672	44,447,281	698,609
SELL	ZAR	JPMorgan Chase Bank N.A.	1,378,000	6/10/14	130,921	130,238	683

							$1,880,281

Liability Derivatives
SELL	BRL	Deutsche Bank AG	20,169,412	6/03/14	$8,854,000	$8,963,425	$(109,425)
SELL	BRL	UBS AG	34,891,052	6/03/14	15,146,973	15,505,823	(358,850)
BUY	CNY	Barclays Bank PLC	39,607,000	6/18/14	6,395,446	6,315,069	(80,377)
BUY	COP	Barclays Bank PLC	18,381,242,000	6/11/14	9,477,798	9,458,275	(19,523)
SELL	EUR	Barclays Bank PLC	12,390,000	7/11/14	17,020,924	17,186,464	(165,540)
BUY	INR	Barclays Bank PLC	97,183,000	6/09/14	1,601,170	1,599,210	(1,960)
SELL	INR	JPMorgan Chase Bank N.A.	324,998,000	5/15/14	5,349,761	5,376,770	(27,009)
SELL	KRW	Barclays Bank PLC	945,495,000	5/23/14	908,606	914,231	(5,625)
SELL	TRY	JPMorgan Chase Bank N.A.	82,494,000	5/02/14-7/11/14	38,569,709	38,905,633	(335,924)

							$(1,104,233)

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	645	$80,252,109	June - 2014	$(13,246)

Swap Agreements at 3/30/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/24	USD	700,000	Barclays Bank PLC (a)	1.00% (fixed rate)	(1)	$(56,288)
6/20/24	USD	2,319,000	Deutsche Bank AG (b)	1.00% (fixed rate)	(1)	(186,472)
6/20/24	USD	28,965,000	Goldman Sachs International (c)	1.00% (fixed rate)	(1)	(2,329,096)
6/20/24	USD	10,342,000	Morgan Stanley Capital Services, Inc. (d)	1.00% (fixed rate)	(1)	(831,608)

						$(3,403,464)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $76,099.

(b)	Net unamortized premiums received by the fund amounted to $252,104.

Portfolio of Investments (unaudited) – continued

(c)	Net unamortized premiums received by the fund amounted to $3,148,855.

(d)	Net unamortized premiums received by the fund amounted to $1,124,304.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At April 30, 2014, the fund had cash collateral of $4,567,013 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$531,703	$—	$—	$531,703
Non-U.S. Sovereign Debt	—	3,902,061,848	—	3,902,061,848
Foreign Bonds	—	1,479,424,466	—	1,479,424,466
Purchased Currency Options	—	434,851	—	434,851
Mutual Funds	455,305,274	—	—	455,305,274
Total Investments	$455,836,977	$5,381,921,165	$—	$5,837,758,142

Other Financial Instruments
Futures Contracts	$(13,246)	$—	$—	$(13,246)
Swap Agreements	—	(3,403,464)	—	(3,403,464)
Forward Foreign Currency Exchange Contracts	—	776,048	—	776,048

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,701,171,392
Gross unrealized appreciation	231,862,200
Gross unrealized depreciation	(95,275,450)
Net unrealized appreciation (depreciation)	$136,586,750

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	557,510,082	1,556,216,916	(1,658,421,724)	455,305,274

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$414,825	$455,305,274

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2014, are as follows:

Mexico	12.3%
Turkey	7.6%
Indonesia	7.5%
United States	6.9%
Russia	6.4%
Brazil	6.2%
Venezuela	4.4%
Peru	4.4%
Kazakhstan	4.4%
Other Countries	39.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

April 30, 2014

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 93.9%
Barbados - 0.6%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$200,000	$209,004

Brazil - 16.7%
Federative Republic of Brazil, 10%, 1/01/17	BRL	3,301,000	$1,407,096
Federative Republic of Brazil, 10%, 1/01/21	BRL	6,064,000	2,438,380
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		$200,000	201,500
Cosan Luxembourg S.A., 9.5%, 3/14/18 (n)	BRL	574,000	225,893
Oi S.A., 9.75%, 9/15/16	BRL	796,000	325,754
Fibria Overseas Finance Ltd., 6.75%, 3/03/21		$150,000	164,625
Minerva Luxembourg S.A., 7.75%, 1/31/23		200,000	205,750
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		85,000	92,650
Notas do Tesouro Nacional, 10%, 1/01/23	BRL	1,930,000	758,066
Brazil Letras do Tesouro Nacional, 10%, 1/01/18	BRL	436,000	182,360

			$6,002,074
Chile - 1.9%
Embotelladora Andina S.A., 5%, 10/01/23 (n)		$200,000	$212,355
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		24,000	24,043
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		200,000	209,826
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	145,500,000	234,784

			$681,008
Colombia - 5.0%
Empresa de Telecomunicaciones de Bogota S.A., 7%, 1/17/23 (n)	COP	200,000,000	$95,695
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		$200,000	208,500
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		200,000	218,500
Titulos de Tesoreria, 5%, 11/21/18	COP	462,200,000	232,628
Titulos de Tesoreria, 11%, 7/24/20	COP	838,500,000	538,797
Titulos de Tesoreria, 7.5%, 8/26/26	COP	573,100,000	305,280
Titulos de Tesoreria, “B”, 6%, 4/28/28	COP	288,400,000	136,994
Titulos De Tesoreria, “B”, 7%, 5/04/22	COP	133,000,000	71,452

			$1,807,846
Cote d’Ivoire - 0.3%
Ivory Coast, 7.774%, 12/31/32		$111,000	$104,362

Dominican Republic - 0.5%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$200,000	$192,250

Guatemala - 0.7%
Central American Bottling Corp., 6.75%, 2/09/22 (n)		$132,000	$139,425
Industrial Senior Trust Co., 5.5%, 11/01/22		100,000	96,375

			$235,800
Hungary - 2.3%
Republic of Hungary, 6%, 11/24/23	HUF	174,430,000	$832,780

Iceland - 0.9%
Republic of Iceland, 5.875%, 5/11/22		$291,000	$316,826

Indonesia - 11.9%
Republic of Indonesia, 7.875%, 4/15/19	IDR	17,553,000,000	$1,533,411
Republic of Indonesia, 12.8%, 6/15/21	IDR	855,000,000	93,520

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Indonesia - continued
Republic of Indonesia, 8.25%, 7/15/21	IDR	4,034,000,000	$354,150
Republic of Indonesia, 7%, 5/15/22	IDR	2,150,000,000	174,804
Republic of Indonesia, 5.875%, 1/15/24 (n)		$200,000	216,500
Republic of Indonesia, 8.375%, 3/15/24	IDR	4,000,000,000	353,414
Republic of Indonesia, 11%, 9/15/25	IDR	2,058,000,000	213,646
Republic of Indonesia, 8.375%, 9/15/26	IDR	2,056,000,000	177,832
Republic of Indonesia, 7%, 5/15/27	IDR	3,689,000,000	283,978
Republic of Indonesia, 9%, 3/15/29	IDR	5,510,000,000	496,836
Republic of Indonesia, 8.25%, 6/15/32	IDR	3,883,000,000	326,116
Republic of Indonesia, 6.625%, 5/15/33	IDR	800,000,000	56,221

			$4,280,428
Israel - 0.7%
B Communications Ltd., 7.375%, 2/15/21 (n)		$35,000	$37,013
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		200,000	211,500

			$248,513
Jamaica - 0.6%
Digicel Group Ltd., 8.25%, 9/01/17		$200,000	$207,510

Kazakhstan - 0.6%
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		$200,000	$200,000

Malaysia - 1.9%
Government of Malaysia, 4.24%, 2/07/18	MYR	504,000	$157,983
Government of Malaysia, 4.378%, 11/29/19	MYR	118,000	37,331
Government of Malaysia, 4.16%, 7/15/21	MYR	1,014,000	314,551
Government of Malaysia, 3.418%, 8/15/22	MYR	172,000	50,592
Government of Malaysia, 4.392%, 4/15/26	MYR	452,000	139,883

			$700,340
Mexico - 10.1%
America Movil S.A.B. de C.V., 6.45%, 12/05/22	MXN	3,560,000	$255,052
BBVA Bancomer S.A. Texas Agency, 6.5%, 3/10/21		$175,000	192,500
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		200,000	215,000
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		175,000	178,500
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		200,000	216,750
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		150,000	151,875
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	2,340,000	144,630
Mexichem S.A.B. de C.V., 6.75%, 9/19/42		$200,000	202,750
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		200,000	209,250
Petroleos Mexicanos, 7.19%, 9/12/24	MXN	4,840,600	358,695
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	3,960,000	279,372
United Mexican States, 8.5%, 5/31/29	MXN	8,260,000	732,848
United Mexican States, 7.75%, 5/29/31	MXN	3,400,000	279,916
United Mexican States, 10%, 11/20/36	MXN	2,130,000	212,154

			$3,629,292
Morocco - 0.6%
Office Cherifien des Phosphates, 6.875%, 4/25/44 (z)		$200,000	$200,020

Nigeria - 1.1%
Afren PLC, 10.25%, 4/08/19		$200,000	$226,500
Federal Republic of Nigeria, 0%, 8/21/14	NGN	30,305,000	182,696

			$409,196

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Paraguay - 0.6%
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		$200,000	$210,000

Peru - 3.2%
Abengoa Transmision Sur, 6.875%, 4/30/43 (z)		$200,000	$208,250
Corporacion Lindley S.A., 6.75%, 11/23/21		85,000	91,800
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		32,000	30,832
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		200,000	194,000
Inkia Energy Ltd., 8.375%, 4/04/21		200,000	219,750
Republic of Peru, 7.84%, 8/12/20	PEN	807,000	320,797
Republic of Peru, 6.95%, 8/12/31	PEN	258,000	94,500

			$1,159,929
Poland - 0.7%
Government of Poland, 5.75%, 10/25/21	PLN	264,000	$97,573
Government of Poland, 4%, 10/25/23	PLN	464,000	152,886

			$250,459
Romania - 0.2%
Government of Romania, 5.8%, 10/26/15	RON	200,000	$64,677

Russia - 3.2%
Russian Federation, 7.5%, 2/27/19	RUB	6,766,000	$179,572
Russian Federation, 8.15%, 2/03/27	RUB	9,971,000	256,937
Russian Federation, 7.05%, 1/19/28	RUB	30,299,000	700,453

			$1,136,962
Serbia - 0.2%
Republic of Serbia, 6.75%, 11/01/24		$89,874	$90,998

South Africa - 11.6%
Republic of South Africa, 8.25%, 9/15/17	ZAR	1,000,000	$96,971
Republic of South Africa, 8%, 12/21/18	ZAR	4,755,000	455,749
Republic of South Africa, 6.75%, 3/31/21	ZAR	1,400,000	123,435
Republic of South Africa, 10.5%, 12/21/26	ZAR	3,204,000	352,289
Republic of South Africa, 7%, 2/28/31	ZAR	13,457,000	1,064,958
Republic of South Africa, 6.25%, 3/31/36	ZAR	2,547,000	178,398
Republic of South Africa, 6.5%, 2/28/41	ZAR	8,842,000	621,197
Republic of South Africa, 8.75%, 2/28/48	ZAR	1,944,000	176,132
Transnet Ltd., 9.25%, 11/14/17	ZAR	5,000,000	487,733
Transnet Ltd., 10.5%, 9/17/20	ZAR	4,000,000	401,112
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	2,200,000	206,089

			$4,164,063
Thailand - 3.2%
Kingdom of Thailand, 3.875%, 6/13/19	THB	10,906,000	$350,424
Kingdom of Thailand, 3.65%, 12/17/21	THB	17,010,000	533,825
Kingdom of Thailand, 3.625%, 6/16/23	THB	8,456,000	262,936

			$1,147,185
Turkey - 14.0%
Republic of Turkey, 6.3%, 2/14/18	TRY	3,585,100	$1,556,931
Republic of Turkey, 10.5%, 1/15/20	TRY	503,000	252,268
Republic of Turkey, 8.5%, 9/14/22	TRY	420,275	190,776
Republic of Turkey, 7.1%, 3/08/23	TRY	4,556,000	1,887,950
Republic of Turkey, 4.125%, 4/11/23	EUR	140,000	197,628

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Turkey - continued
Republic of Turkey, 10.4%, 3/20/24	TRY	1,477,000	$750,898
Republic of Turkey, 5.75%, 3/22/24		$200,000	214,000

			$5,050,451
United Arab Emirates - 0.6%
Topaz Marine S.A., 8.625%, 11/01/18 (n)		$200,000	$210,000
Total Bonds			$33,741,973
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency - October 2014 @ EUR 0.7519		$348,460	$1,561
USD Currency - July 2014 @ EUR 0.7435		347,010	658
USD Currency - July 2014 @ EUR 0.7391		718,443	2,341
Total Call Options Purchased			$4,560

Put Options Purchased - 0.0%
JPY Currency - July 2014 @ $0.01	JPY	75,491,220	$1,585
Total Put Options Purchased			$1,585
Issuer	Shares/Par
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		692,161	$692,161
Total Investments			$34,440,279

Other Assets, Less Liabilities - 4.2%			1,501,135
Net Assets - 100.0%			$35,941,414

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,159,449 representing 11.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Transmision Sur, 6.875%, 4/30/43	4/09/14	$210,695	$208,250
Office Cherifien des Phosphates, 6.875%, 4/25/44	4/16/14	187,986	200,020
Total Restricted Securities			$408,270
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso

4

Portfolio of Investments (unaudited) – continued

COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	ARS	Barclays Bank PLC	721,960	5/12/14-5/14/14	$88,887	$89,831	$944
BUY	BRL	Goldman Sachs International	44,000	6/03/14	19,521	19,554	33
BUY	BRL	UBS AG	102,000	6/03/14	44,334	45,330	996
SELL	BRL	Deutsche Bank AG	232,000	6/03/14	103,683	103,102	581
SELL	BRL	Goldman Sachs International	11,000	6/03/14	4,893	4,888	5
SELL	CLP	Deutsche Bank AG	119,851,608	6/04/14	214,788	211,666	3,122
SELL	COP	Barclays Bank PLC	46,314,000	6/11/14	23,905	23,831	74
SELL	HUF	Citibank N.A.	30,707,574	6/10/14	138,712	138,621	91
BUY	IDR	JPMorgan Chase Bank N.A.	921,505,000	5/19/14	79,509	79,515	6
SELL	IDR	Barclays Bank PLC	215,522,000	5/19/14	18,780	18,597	183
SELL	IDR	Citibank N.A.	3,079,350,000	5/19/14	270,000	265,712	4,288
SELL	IDR	Deutsche Bank AG	141,224,000	5/19/14	12,394	12,186	208
SELL	IDR	JPMorgan Chase Bank N.A.	2,495,813,000	5/19/14	218,255	215,360	2,895
BUY	INR	Barclays Bank PLC	45,777,000	5/05/14-7/02/14	753,979	754,548	569
BUY	KRW	Barclays Bank PLC	370,919,000	5/23/14	356,447	358,654	2,207
BUY	KRW	JPMorgan Chase Bank N.A.	752,601,000	5/12/14	726,168	728,150	1,982
BUY	KZT	Barclays Bank PLC	48,127,000	5/12/14	256,832	264,006	7,174
BUY	MXN	Barclays Bank PLC	6,550,977	5/21/14	489,500	500,085	10,585
SELL	MXN	Deutsche Bank AG	13,393,327	5/21/14	1,023,790	1,022,412	1,378
SELL	MXN	Goldman Sachs International	509,000	5/21/14	38,869	38,856	13
BUY	MYR	Barclays Bank PLC	49,000	5/08/14	14,980	15,002	22
BUY	MYR	JPMorgan Chase Bank N.A.	9,329,821	5/08/14	2,825,484	2,856,479	30,995
SELL	MYR	Barclays Bank PLC	49,000	5/08/14	15,079	15,002	77
BUY	NGN	JPMorgan Chase Bank N.A.	58,900,000	7/10/14	351,537	361,072	9,535
BUY	PEN	Deutsche Bank AG	2,235,392	5/09/14-6/04/14	792,510	795,275	2,765
BUY	PEN	Merrill Lynch International Bank	203,610	6/04/14	72,011	72,213	202
SELL	PEN	Barclays Bank PLC	28,000	6/04/14	9,983	9,931	52
BUY	PHP	JPMorgan Chase Bank N.A.	8,586,000	5/12/14	190,694	192,568	1,874
SELL	PHP	Deutsche Bank AG	16,403,000	5/12/14	368,607	367,889	718

5

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	PLN	Goldman Sachs International	2,432,000	7/11/14	$796,697	$799,860	$3,163
BUY	RON	JPMorgan Chase Bank N.A.	645,616	5/19/14	197,466	201,746	4,280
BUY	RUB	Barclays Bank PLC	47,346,703	5/13/14	1,300,000	1,326,233	26,233
BUY	RUB	JPMorgan Chase Bank N.A.	61,077,900	5/13/14	1,700,650	1,710,858	10,208
BUY	RUB	UBS AG	2,003,000	5/13/14	55,638	56,106	468
SELL	RUB	Barclays Bank PLC	12,689,935	5/13/14	357,500	355,459	2,041
BUY	THB	Barclays Bank PLC	5,733,030	5/06/14	177,000	177,164	164
BUY	THB	Citibank N.A.	23,193,400	5/06/14	712,000	716,731	4,731
BUY	THB	JPMorgan Chase Bank N.A.	30,695,799	5/06/14	945,461	948,572	3,111
BUY	TRY	Citibank N.A.	24,000	5/02/14	11,183	11,366	183
BUY	TRY	JPMorgan Chase Bank N.A.	1,551,269	5/02/14-7/11/14	722,808	732,487	9,679
SELL	TRY	Citibank N.A.	761,892	7/11/14	356,236	354,389	1,847
SELL	TRY	Goldman Sachs International	368,004	5/02/14	174,385	174,282	103
SELL	TWD	JPMorgan Chase Bank N.A.	21,663,000	5/12/14	722,230	717,491	4,739
BUY	ZAR	Goldman Sachs International	244,000	6/10/14	22,846	23,061	215

							$154,739

Liability Derivatives
SELL	BRL	Barclays Bank PLC	74,000	6/03/14	$32,124	$32,886	$(762)
SELL	BRL	Goldman Sachs International	100,000	6/03/14	44,082	44,441	(359)
SELL	BRL	JPMorgan Chase Bank N.A.	114,000	6/03/14	49,494	50,662	(1,168)
SELL	BRL	UBS AG	2,295,270	6/03/14	996,428	1,020,034	(23,606)
BUY	COP	Barclays Bank PLC	267,203,573	6/11/14	137,875	137,493	(382)
SELL	EUR	Merrill Lynch International Bank	139,226	7/11/14	192,057	193,123	(1,066)
SELL	HUF	Goldman Sachs International	44,752,321	6/10/14	199,278	202,023	(2,745)
BUY	IDR	Deutsche Bank AG	966,758,000	5/19/14	85,182	83,420	(1,762)
BUY	IDR	JPMorgan Chase Bank N.A.	2,443,576,400	5/19/14	213,124	210,852	(2,272)
BUY	INR	Barclays Bank PLC	39,246,000	6/09/14	646,610	645,819	(791)
SELL	INR	Barclays Bank PLC	21,206,000	5/05/14	351,093	351,588	(495)
SELL	KRW	Deutsche Bank AG	372,796,000	5/21/14	347,191	360,508	(13,317)
SELL	MYR	Deutsche Bank AG	1,159,000	5/08/14	352,762	354,847	(2,085)
BUY	PEN	Barclays Bank PLC	54,000	6/04/14	19,279	19,152	(127)
BUY	PHP	JPMorgan Chase Bank N.A.	776,000	5/12/14	17,472	17,404	(68)
SELL	PHP	Barclays Bank PLC	16,378,000	5/12/14	365,376	367,329	(1,953)
SELL	PHP	JPMorgan Chase Bank N.A.	16,163,000	5/12/14	361,023	362,507	(1,484)
BUY	PLN	JPMorgan Chase Bank N.A.	5,443,105	5/12/14	1,800,623	1,796,994	(3,629)
SELL	PLN	Citibank N.A.	22,000	7/11/14	7,214	7,236	(22)
BUY	RUB	Merrill Lynch International Bank	2,623,000	5/13/14	73,992	73,473	(519)
SELL	RUB	Barclays Bank PLC	10,119,380	5/13/14	279,568	283,455	(3,887)
SELL	RUB	Credit Suisse Group	8,734,990	5/13/14	242,000	244,677	(2,677)
SELL	RUB	Deutsche Bank AG	18,509,088	5/06/14-5/13/14	514,888	518,816	(3,928)
SELL	RUB	JPMorgan Chase Bank N.A.	7,605,000	5/13/14	210,262	213,024	(2,762)
SELL	THB	JPMorgan Chase Bank N.A.	1,723,000	5/06/14	53,185	53,245	(60)
BUY	TRY	JPMorgan Chase Bank N.A.	1,050,567	7/11/14	490,125	488,664	(1,461)
SELL	TRY	Goldman Sachs International	58,000	7/11/14	26,791	26,978	(187)
SELL	TRY	JPMorgan Chase Bank N.A.	949,996	5/02/14	446,575	449,904	(3,329)
BUY	ZAR	JPMorgan Chase Bank N.A.	531,327	6/10/14	50,480	50,217	(263)
SELL	ZAR	Citibank N.A.	3,000	6/10/14	281	284	(3)
SELL	ZAR	Goldman Sachs International	323,000	6/10/14	30,462	30,527	(65)

							$(77,234)

6

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	31	$3,857,078	June - 2014	$(637)
U.S. Treasury Note 5 yr (Short)	USD	38	4,539,219	June - 2014	(7,625)

Total					$(8,262)

Swap Agreements at 4/30/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/18	BRL	800,000	JPMorgan Chase Bank	12.97% (fixed rate)	CDI (floating rate)	$6,111
1/23/19	THB	6,000,000	JPMorgan Chase Bank	3.10% (fixed rate)	CDI (floating rate)	1,737
12/16/23	PLN	750,000	Morgan Stanley Capital Services, Inc.	4.2% (fixed rate)	6-month WIBOR (floating rate)	6,237
12/15/23	MXN	2,800,000	Citibank	6.85% (fixed rate)	TIIE (floating rate)	5,491
4/16/24	PLN	600,000	Morgan Stanley Capital Services, Inc.	3.92% (fixed rate)	6-month WIBOR (floating rate)	156
11/01/23	MXN	6,742,000	Merrill Lynch Capital Services	6.94% (fixed rate)	TIIE (floating rate)	17,420
6/13/17	ZAR	1,040,000	JPMorgan Chase Bank	7.80% (fixed rate)	CDI (floating rate)	90
6/18/17	ZAR	1,653,000	Merrill Lynch Capital Services	7.92% (fixed rate)	CDI (floating rate)	444
1/02/23	BRL	410,000	JPMorgan Chase Bank	13.22% (fixed rate)	CDI (floating rate)	4,138
1/02/18	BRL	817,000	JPMorgan Chase Bank	12.82% (fixed rate)	CDI (floating rate)	4,939
1/02/18	BRL	1,600,000	JPMorgan Chase Bank	12.795% (fixed rate)	CDI (floating rate)	9,211
1/02/23	BRL	1,200,000	JPMorgan Chase Bank	13.05% (fixed rate)	CDI (floating rate)	9,258
1/02/23	BRL	1,000,000	JPMorgan Chase Bank	13.00% (fixed rate)	CDI (floating rate)	7,003
1/02/23	BRL	500,000	JPMorgan Chase Bank	12.97% (fixed rate)	CDI (floating rate)	3,233
1/02/23	BRL	500,000	JPMorgan Chase Bank	12.60% (fixed rate)	CDI (floating rate)	454
1/02/18	BRL	500,000	Merrill Lynch Capital Services	12.55% (fixed rate)	CDI (floating rate)	1,154
1/02/23	BRL	500,000	Merrill Lynch Capital Services	12.76% (fixed rate)	CDI (floating rate)	1,539
1/02/17	BRL	2,300,000	Merrill Lynch Capital Services	12.335% (fixed rate)	CDI (floating rate)	3,031

						$81,646

Liability Derivatives
Interest Rate Swap Agreements
4/09/16	PLN	1,000,000	Morgan Stanley Capital Services, Inc.	6-month WIBOR (floating rate)	2.96% (fixed rate)	$(58)
4/09/24	PLN	1,200,000	Morgan Stanley Capital Services, Inc.	3.895% (fixed rate)	6-month WIBOR (floating rate)	(497)
6/14/17	ZAR	4,007,000	JPMorgan Chase Bank	7.55% (fixed rate)	CDI (floating rate)	(1,277)
1/02/18	BRL	600,000	JPMorgan Chase Bank	12.08% (fixed rate)	CDI (floating rate)	(217)
1/02/18	BRL	1,500,000	JPMorgan Chase Bank	11.15% (fixed rate)	CDI (floating rate)	(15,425)
11/07/18	MXN	17,104,000	Merrill Lynch Capital Services	TIIE (floating rate)	5.5% (fixed rate)	(12,033)
12/18/18	MXN	2,000,000	Morgan Stanley Capital Services, Inc.	TIIE (floating rate)	5.44% (fixed rate)	(761)
1/14/19	MXN	4,759,000	Morgan Stanley Capital Services, Inc.	TIIE (floating rate)	5.63% (fixed rate)	(4,424)
12/16/16	PLN	2,500,000	Morgan Stanley Capital Services, Inc.	6-month WIBOR (floating rate)	3.28% (fixed rate)	(3,552)

						$(38,244)

At April 30, 2014, the fund had cash collateral of $74,500 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

8

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$27,091,659	$—	$27,091,659
Foreign Bonds	—	6,650,314	—	6,650,314
Purchased Currency Options	—	6,145	—	6,145
Mutual Funds	692,161	—	—	692,161
Total Investments	$692,161	$33,748,118	$—	$34,440,279

Other Financial Instruments
Futures Contracts	$(8,262)	$—	$—	$(8,262)
Swap Agreements	—	43,402	—	43,402
Forward Foreign Currency Exchange Contracts	—	77,505	—	77,505

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$36,798,621
Gross unrealized appreciation	549,727
Gross unrealized depreciation	(2,908,069)
Net unrealized appreciation (depreciation)	$(2,358,342)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,061,264	21,891,244	(24,260,347)	692,161

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,317	$692,161

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2014 are as follows:

Brazil	25.9%
Turkey	14.3%
South Africa	13.7%
Indonesia	12.1%
Mexico	7.3%
Colombia	5.2%
Thailand	3.8%
Peru	3.3%
Russia	3.2%
Other Countries	11.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2014

*	Print name and title of each signing officer under his or her signature.